Warrant Liability - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 D $ / shares shares	Dec. 31, 2022 shares	Dec. 15, 2021 $ / shares shares
Mudrick Capital Management
Warrants
Number of shares entitled per public warrant | shares			1
Number of warrants issued | shares		2,000,000	4,000,000
Exercise price of warrants			$ 11.50
Public Warrants
Warrants
Warrants expiration period	5 years
Redemption price	$ 0.01
Trigger price	$ 18.00
Threshold trading days for redemption of warrants | D	20
Threshold consecutive trading days for redemption of warrants | D	30
Number of shares entitled per public warrant | shares	1
Exercise price of warrants	$ 11.50